Other current assets	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

	2022	2021
	$	$

Restricted cash and restricted deposits	1,531	7,749
Prepaid expenses and deposits	20,478	10,458
Commission asset	8,959	4,000
Other	4,567	1,964

Total other current assets	35,535	24,171